Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Other Intangible Assets
Goodwill
The following are the changes in the carrying value of goodwill for the fiscal years ended 31 March 2020 and 2019:

(Millions of US dollars)	Europe Building Products	Asia Pacific Fiber Cement	Other Businesses	Total
Balance - 31 March 2018	$—	$0.3	$4.6	$4.9
Acquired	220.0	—	—	220.0
Impairment	—	—	(4.6)	(4.6)
Foreign exchange impact	(19.2)	—	—	(19.2)
Balance - 31 March 2019	$200.8	$0.3	$—	$201.1
Impairment	—	(0.2)	—	(0.2)
Foreign exchange impact	(3.9)	(0.1)	—	(4.0)
Balance - 31 March 2020	$196.9	$—	$—	$196.9

Intangible Assets
At 31 March 2020, indefinite lived intangible assets other than goodwill of US$120.9 million include tradenames and other indefinite lived intangible assets, which had a net carrying amount of US$113.5 million and US$7.4 million, respectively.

The following are the net carrying amount of amortizable intangible assets for the fiscal years ended 31 March 2020 and 2019:

	Year Ended 31 March 2020
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$51.4	$(6.4)	$45.0
Other[1]	11.6	(10.8)	0.8
Total	$63.0	$(17.2)	$45.8
[1] Includes impairment charges of US$1.4 million for the fiscal year ended 31 March 2020

	Year Ended 31 March 2019
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$52.0	$(4.3)	$47.7
Other[1]	11.8	(8.6)	3.2
Total	$63.8	$(12.9)	$50.9
[1] Includes impairment charges of US$2.6 million for the fiscal year ended 31 March 2019

The amortization of intangible assets was US$3.1 million, US$6.1 million and US$0.9 million for the fiscal years ended 31 March 2020, 2019 and 2018, respectively.
At 31 March 2020, the estimated future amortization of intangible assets is as follows:

Years ended 31 March (Millions of US dollars):
2021	$2.6
2022	3.3
2023	4.1
2024	4.4
2025	4.5